Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended
	Jun. 12, 2017	May 31, 2026	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000172959
Account Value [Line Items]
Line Graph and Table Measure Name		LGM Risk Managed Total Return Fund - Institutional Class
Accumulated Value	$ 10,000		$ 11,374	$ 11,264	$ 10,706	$ 10,938	$ 11,199	$ 11,175	$ 12,800	$ 13,360	$ 14,383
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,166	10,481	11,067	11,561	10,034	9,584	9,659	10,338	10,675
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,350	$ 11,779	$ 13,292	$ 18,651	$ 18,595	$ 19,138	$ 24,532	$ 27,850	$ 36,144